Cover	Aug. 03, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 03, 2023
Entity Registrant Name	AXCELLA HEALTH INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38901
Entity Tax Identification Number	26-3321056
Entity Address, Address Line One	P.O. Box 1270
Entity Address, City or Town	Littleton
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01460
City Area Code	857
Local Phone Number	320-2200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 Par Value
Trading Symbol	AXLA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001633070
Amendment Flag	false